Related Party Transactions	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 17 — RELATED PARTY TRANSACTIONS

CityCenter

Management agreements. The Company and CityCenter have entered into agreements whereby the Company is responsible for management of the operations of CityCenter for a fee of 2% of revenue and 5% of EBITDA (as defined) for Aria and Vdara and $3 million per year for Crystals.  The Company earned fees of $41 million, $38 million and $38 million for the years ended December 31, 2015, 2014 and 2013.  The Company is being reimbursed for certain costs in performing its development and management services.  During the years ended December 31, 2015, 2014 and 2013 the Company incurred $393 million, $380 million and $364 million, respectively, of costs reimbursable by CityCenter, primarily for employee compensation and certain allocated costs.  As of December 31, 2015 and 2014, CityCenter owed the Company $55 million and $45 million, respectively, for management services and reimbursable costs recorded in “Accounts receivable, net” in the accompanying consolidated balance sheets.

Other agreements. The Company entered into an agreement with CityCenter whereby the Company provides CityCenter the use of its aircraft on a time sharing basis.  CityCenter is charged a rate that is based on Federal Aviation Administration regulations, which provides for reimbursement for specific costs incurred by the Company.  For the years ended December 31, 2015, 2014 and 2013, the Company was reimbursed $2 million, $3 million, $3 million, respectively, for aircraft related expenses.  The Company has certain other arrangements with CityCenter for the provision of certain shared services, reimbursement of costs and other transactions undertaken in the ordinary course of business.

MGM China

Ms. Pansy Ho is member of the Board of Directors of, and holds a minority ownership interest in, MGM China.  Ms. Pansy Ho is also the managing director of Shun Tak Holdings Limited (together with its subsidiaries “Shun Tak”), a leading conglomerate in Hong Kong with core businesses in transportation, property, hospitality and investments.  Shun Tak provides various services and products, including ferry tickets, travel products, rental of hotel rooms, laundry services, advertising services and property cleaning services to MGM China  and MGM China provides rental of hotel rooms at wholesale room rates to Shun Tak and receives rebates for ferry tickets from Shun Tak. MGM China incurred expenses of $16 million, $28 million and $18 million for the years ended December 31, 2015, 2014 and 2013, respectively.  MGM China recorded revenue of less than $1 million related to hotel rooms provided to Shun Tak for the years ended December 31, 2015, 2014 and 2013, respectively. As of December 31, 2015 and 2014, MGM China did not have a material payable to or receivable from Shun Tak.

MGM Branding and Development Holdings, Ltd., (together with its subsidiary MGM Development Services, Ltd, “MGM Branding and Development”), an entity included in the Company’s consolidated financial statements in which Ms. Pansy Ho indirectly holds a noncontrolling interest, entered into a brand license agreement with MGM China.  MGM China pays a license fee to MGM Branding and Development equal to 1.75% of MGM Macau’s consolidated net revenue, subject to a 2015 annual cap of $52 million with a 20% increase per annum for each subsequent calendar year during the term of the agreement. During the years ended December 31, 2015, 2014 and 2013, MGM China incurred total license fees of $39 million, $43 million and $36 million, respectively. Such amounts have been eliminated in consolidation.

MGM China entered into a development services agreement with MGM Branding and Development to provide certain development services to MGM China in connection with future expansion of existing projects and development of future resort gaming projects. Such services are subject to a development fee which is calculated separately for each resort casino property upon commencement of development. For each such property, the fee is 2.625% of project costs, to be paid in installments as certain benchmarks are achieved. Project costs are the total costs incurred for the design, development and construction of the casino, casino hotel, integrated resort and other related sites associated with each project, including costs of construction, fixtures and fittings, signage, gaming and other supplies and equipment and all costs associated with the opening of the business to be conducted at each project but excluding the cost of land and gaming concessions and financing costs. The development fee is subject to an annual cap of $27 million in 2015, which will increase by 10% per annum for each year during the term of the agreement. For the years ended December 31, 2015 and 2013, MGM China incurred $10 million and $15 million of fees, respectively, to MGM Branding and Development related to development services. Such amount is eliminated in consolidation. No fee was paid for the year ended December 31, 2014.

An entity owned by Ms. Pansy Ho received distributions of $15 million, $13 million and $18 million during the years ended December 31, 2015, 2014 and 2013, respectively, in connection with the ownership of a noncontrolling interest in MGM Branding and Development Holdings, Ltd.

T-Mobile Arena

The Las Vegas Arena Company leases the land underlying the T-Mobile Arena from the Company under a 50 year operating lease, which commences upon the opening of the Arena. In conjunction with Las Vegas Arena Company obtaining financing and beginning construction in 2014, the Company began accruing rental income. For the years ended December 31, 2015 and 2014, the Company recorded accrued income of $3 million and $1 million, respectively, for the T-Mobile Arena ground lease.